Janus Henderson Enterprise Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.11%	5.97%	11.62%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.65%	6.66%	11.65%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	7.19%	12.24%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	7.62%	12.69%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.75%	7.72%	12.79%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.96%	6.92%	11.96%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.72%	5.14%	10.72%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.72%	5.50%	10.07%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	7.46%	12.52%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.